Significant Accounting Policies - Use of Estimates (Details) - Service Life	Jan. 01, 2023	Dec. 31, 2022
Server and Network Equipment New Assets
Change in Accounting Estimate [Line Items]
Estimated useful lives	6 years	5 years
Server and Network Equipment Used Assets
Change in Accounting Estimate [Line Items]
Estimated useful lives	4 years	3 years